Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition

NOTE 3—ACQUISITION

Stock Purchase

On December 19, 2014, the Company was acquired by Manitex via a stock purchase agreement entered into between Manitex and Terex on October 29, 2014, pursuant to which Manitex acquired 51% of the issued and outstanding shares of the Company. The Company accounted for the acquisition following the provisions of push-down accounting in accordance with ASC 805-50-25.

The fair value of the purchase consideration was $49,787 in total as shown below:

Cash	$25,000
Note payable to seller	1,411
Fair value of rollover equity	23,376

Total purchase consideration	$49,787

Under the acquisition method of accounting, in accordance ASC 805, Business Combinations, the assets acquired and liabilities assumed are valued based on their estimated fair values as of the date of the acquisition. The excess of the purchase price over the aggregate estimated fair value of net assets acquired was allocated to goodwill.

At December 31, 2014, it was stated that the purchase price allocation was preliminary and was subject to final review of certain items including inventory, accrual and receivable balances. During 2015, the purchase price allocation was adjusted.

Adjustments for the following reasons to the previously reported provisional assets or liabilities were made:

Recorded liabilities that existed at acquisition date that had not been recorded	$115
Adjustment to reduce the value of certain inventory based on obtaining additional information	460
Eliminate value assigned to fixed assets determined not to exist at date of acquisition	262
Increase reserves for potential product liability suits based on additional information	3,199
Adjustment to reserves for workers compensation claims based on additional information	69
Adjustment to taxes payable to match actual tax liability	(270)

Total	$3,835

The balance sheet at December 31, 2014 was restated to reflect the above changes to the purchase price allocation as follows:

Account	Provisional amount recorded	Adjustment to purchase price allocation	Revised provisional amount recorded
Goodwill	$26,744	$3,835	$30,579
Inventory	$27,217	$(460)	$26,757
Fixed assets	$19,177	$(262)	$18,915
Accrued expenses	$(3,975)	$(3,382)	$(7,357)
Taxes payable	$(16,500)	$269	$(16,231)

The above adjustments are non-cash items and, therefore, do not have an impact on the Statement of Cash Flows and did not have a material impact on the Statement of Operations.

The following table summarizes the final allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed at the date of acquisition:

Purchase price allocation:

Cash	$2
Accounts receivable	18,232
Prepaid expenses	71
Inventory	26,757
Total fixed assets	18,915
Customer relationships	16,000
Trade name and trademarks	7,000
Patented and unpatented technology	8,000
Goodwill	30,579
Deferred financing costs	2,767
Accounts payable	(9,459)
Accrued expenses	(7,358)
Taxes payable	(16,230)
Accrued pension liability	(839)
Assumption of non-recourse debt	(44,650)

Net assets acquired	$49,787

Deferred financing costs: Legal and bank fees incurred related to establishing the Company’s term debt and revolving credit financing.

Rollover equity: Fair value of Terex 49% share of the Company’s equity was first calculated by grossing up the fair value of the controlling interest purchased by the Company to a 100% value, then deducting the $25,000 value of the majority holder. An adjustment for an implied minority discount of $2,000 (approximately 8%) was applied against initial calculation.

Existing non-recourse debt: As part of the transaction, the Company entered into a $40,000, five year term debt facility and a $35,000 revolving credit facility. At the date of acquisition, the Company had fully drawn funds on the term debt, $40,000, and had drawn $4,650 on the revolving credit facility.

Under the acquisition method of accounting, the total consideration is allocated to the assets acquired and liabilities assumed based on their fair values as of the date of the acquisition as shown below.

Tangible assets and liabilities: The tangible assets and liabilities were valued at their respective carrying values by the Company, except for certain adjustments necessary to state such amounts at their estimated fair values at acquisition date. Fair market adjustments to fixed assets and inventory of $3,668 were recorded.

Intangible assets: There are three fundamental methods applied to value intangible assets outlined in FASB ASC 820. These methods include the Cost Approach, the Market Approach, and the Income Approach. Each of these valuation approaches were considered in the Company’s estimation of value.

Trade names and trademarks, patented and unpatented technology: Valued using the Relief from Royalty method, a form of both the Market Approach and the Income Approach. Because the Company has established trade names and trademarks and has developed patented and unpatented technology, we estimated the benefit of ownership as the relief from the royalty expense that would need to be incurred in absence of ownership.

Customer relationships: Because there is a specific earnings stream that can be associated with customer relationships, the Company determined the fair value of these relationships based on the excess earnings method, a form of the Income Approach.

Goodwill: Goodwill represents the excess of total consideration paid and the fair value of net assets acquired. The recognition of goodwill of $30,579 reflects the inherent value in the Company’s reputation, which has been built since being founded in 1983 and the prospects for significant future earnings.

For income tax purposes, intangible assets and goodwill will be amortized and will result in future tax deductions for the members.

Tax payable: On December 22, 2014, the Board of Directors of A.S.V., Inc. agreed to implement a plan of conversion to convert A.S.V., Inc., a C Corporation into a Minnesota limited liability company. Under the plan, all of the issued and outstanding shares of A.S.V., Inc. were cancelled and an equal number of limited liability company membership interest were issued to the members of ASV, on a one for four basis. The effective date of the conversion was December 23, 2014.

Acquisition transaction costs: Cost and expenses related to the acquisition have been expensed as incurred and recorded in selling, general and administrative expenses. The Company incurred fees totaling $646 for accounting and legal services performed in connection with the acquisition.